Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of potentially dilutive outstanding instruments which were not included in the computation of diluted EPS

	December 31,	December 31,
	2025	2024
Common stock purchase warrants	6,798,141	1,467,581
Stock options	893,355	229,919
Convertible debt	—	360,335
Total	7,691,496	2,057,835